Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Activity of Company's Stock Option Plans

The following table summarizes the activity of the Company’s stock option plans for the years ended December 31, 2012 and 2011:

	Number of options	Exercise price
January 1, 2011	1,010,619	$2.62
Granted	214	1.12
Exercised	—	—
Cancelled	(18,204)	1.41

December 31, 2011	992,629	$2.57
Granted	—	—
Exercised	(107)	2.25
Cancelled	(185,734)	2.74

December 31, 2012	806,788	$2.52

Exercisable at December 31, 2012	792,538	$2.53

Stock Options Outstanding and Exercised

The following table summarizes the stock options outstanding and exercised at December 31, 2012:

Range of exercise price	Number outstanding	Average exercise price	Remaining contractual life	Number exercisable	Average exercise price
$1.12	12,645	$1.12	7.7 years	7,377	$1.12
2.25-2.81	659,794	2.37	2.1 years	650,812	2.37
3.37	134,349	3.37	4.0 years	134,349	3.37

	806,788	$2.52	3.2 years	792,538	$2.53

Assumption Used to Determine Weighted Average Grant Date Fair Value of Stock Options Granted

The weighted average grant date fair value of stock options granted in the year ended December 31, 2011 was $0.56 using the following assumptions with the Black-Scholes model:

2011
Volatility	88%
Risk free interest rate	0.5%-2.0%
Annual forfeiture rate	6%
Dividend yield	0%
Expected life (years)	4

Unvested Awards Activity

A summary of unvested awards activity during the year ended December 31, 2012 is as follows:

Nonvested Options	Number	Aggregate exercise price
January 1, 2012	71,944	$87,653
Granted	—	—
Vested	(57,060)	(72,546)
Forfeited	(633)	(355)

December 31, 2012	14,251	$14,752

Warrants Outstanding

The following table summarizes the warrants outstanding to purchase common stock at December 31, 2012:

	Number of Warrants	Exercise Price	Issue Date	Term
Comerica Bank	12,445	$11.25	March 2009	7 years
Series A, B, C & D Investors	123,585	$5.21	December 2011	7 years
Investor	3,700	$5.21	February 2012	6 years
Square 1 Bank	17,267	$5.21	June 2012	7 years
Series A, B, C & D Investors	112,536	$5.21	August 2012	7 years